Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Fair value of financial instruments not carried at fair value on the balance sheet [line items]
Business and government	$ 194,456	$ 175,067
Deposits	522,051	479,792
Financial assets at fair value through profit or loss [member]
Fair value of financial instruments not carried at fair value on the balance sheet [line items]
Business and government	1,450
Deposits	$ 15,309	$ 13,674